Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Property, plant and equipment	€ 10,052	€ 10,091	€ 10,160
Right-of-use assets	1,459	1,510	1,654
Goodwill	41,300	43,384	49,404
Other intangible assets	26,261	22,629	24,319
Investments accounted for using the equity method	3,259	316	424
Other non-current assets	4,364	3,753	3,218
Non-current income tax assets	550	560	188
Deferred tax assets	8,608	7,967	6,427
Non-current assets	95,853	90,210	95,794
Inventories	10,214	9,431	9,666
Accounts receivable	8,410	7,677	8,433
Other current assets	4,066	3,826	3,455
Current income tax assets	397	724	391
Cash and cash equivalents	7,657	7,441	8,710	[1]
Current assets	30,952	42,588	30,670
Non-current assets or disposal groups classified as held for sale	208	13,489	15
Total assets	126,805	132,798	126,464
Equity and liabilities
Equity attributable to equity holders of Sanofi	71,376	77,507	74,040
Equity attributable to non-controlling interests	334	350	313
Total equity	71,710	77,857	74,353
Long-term debt	14,248	11,791	14,347
Non-current lease liabilities	1,467	1,645	1,755
Non-current liabilities related to business combinations and to non-controlling interests	585	569	501
Non-current provisions and other non-current liabilities	6,703	8,096	7,602
Non-current income tax liabilities	2,081	1,512	1,842
Deferred tax liabilities	1,666	2,166	1,857
Non-current liabilities	26,750	25,779	27,904
Accounts payable	7,361	7,551	7,328
Current liabilities related to business combinations and to non-controlling interests	0	72	208
Current provisions and other current liabilities	15,565	14,241	13,741
Current income tax liabilities	751	697	597
Current lease liabilities	272	261	275
Short-term debt and current portion of long-term debt	4,342	4,209	2,045
Current liabilities	28,345	29,162	24,207
Liabilities included in disposal groups classified as held for sale	54	2,131	13
Total equity and liabilities	€ 126,805	€ 132,798	€ 126,464

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).